UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number
	of Shares	Value
CLOSED-END FUNDS 94.1%
CONVERTIBLE 5.9%
Advent Claymore Convertible Securities and Income Fund	627,118	$13,326,258
Advent Claymore Global Convertible Securities & Income Fund	190,000	2,561,200
Calamos Convertible and High Income Fund	122,900	1,555,914
Nicholas-Applegate Convertible & Income Fund	58,400	675,104
Nicholas-Applegate Convertible & Income Fund II	313,604	3,449,644
Nicholas-Applegate Equity & Convertible Income Fund	165,000	3,316,500
		24,884,620
COVERED CALL 23.8%
Advent Claymore Enhanced Growth & Income Fund	202,749	2,852,678
BlackRock Global Equity Income Trust	64,585	961,025
Blackrock International Growth and Income	94,300	1,464,479
BlackRock World Investment Trust	56,400	835,848
Dow 30 Enhanced Premium and Income Fund	174,200	2,656,550
Dow 30 Premium & Dividend Income Fund	51,000	894,540
Eaton Vance Enhanced Equity Income Fund	267,953	4,622,189
Eaton Vance Enhanced Equity Income Fund II	886,021	15,106,658
Eaton Vance Tax-Managed Buy-Write Income Fund	240,198	3,908,022
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	662,862	10,532,877
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	941,765	14,974,064
Enhanced S&P 500 Covered Call Fund	9,700	155,394
ING Global Advantage and Premium Opportunity Fund	338,300	5,575,184
ING Global Equity Dividend and Premium Opportunity Fund	206,844	3,431,542
ING Risk Managed Natural Resources Fund	364,700	6,010,256
Madison/Claymore Covered Call Fund	100,489	1,067,193
Nasdaq Premium Income & Growth Fund	320,000	4,886,400
NFJ Dividend Interest & Premium Strategy Fund	528,000	11,684,640
Nicholas-Applegate International & Premium Strategy Fund	84,500	1,706,900
Nuveen Equity Premium Income Fund	38,754	587,123
Old Mutual Claymore Long-Short Fund	91,079	1,226,834
Pimco Global StocksPLUS & Income Fund	54,800	1,216,560

	Number of Shares	Value
S&P 500 Covered Call Fund	113,600	$1,765,344
Small Cap Premium & Dividend Income Fund	116,000	1,722,600
		99,844,900
EMERGING MARKETS DEBT 0.7%
Morgan Stanley Emerging Markets Domestic Debt Fund	40,000	693,600
Western Asset Emerging Markets Debt Fund	53,000	921,670
Western Asset Emerging Markets Income Fund II	113,400	1,449,252
		3,064,522
ENERGY 4.5%
BlackRock Global Energy and Resources Trust	279,700	8,377,015
BlackRock Real Asset Equity Trust	391,100	6,347,553
Kayne Anderson Energy Total Return Fund	157,332	3,991,513
		18,716,081
EQUITY DIVIDEND 3.9%
Alpine Total Dynamic Dividend Fund	196,775	3,168,078
City of London Investment Trust PLC (United Kingdom)	224,200	1,214,737
Evergreen Global Dividend Opportunity Fund	539,900	8,357,652
Gabelli Global Deal Fund	82,800	1,323,972
Neuberger Berman Dividend Advantage Fund	163,700	2,514,432
		16,578,871
EQUITY NON-DIVIDEND 0.9%
DWS Global Commodities Stock Fund	234,572	3,943,155

FINANCIAL 0.9%
John Hancock Bank and Thrift Opportunity Fund	658,660	3,859,748

GLOBAL FUND 0.2%
Putnam Premier Income Trust	123,000	746,610

GOVERNMENT FUND 0.4%
MFS Intermediate Income Trust	117,500	747,300
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	60,000	718,200
		1,465,500

	Number of Shares	Value
HEALTHCARE 2.6%
BlackRock Health Sciences Trust	196,900	$4,820,112
Finsbury Worldwide Pharmaceutical (United Kingdom)	189,300	1,716,923
H&Q Healthcare Investors	83,000	1,245,830
H&Q Life Sciences Investors	257,000	3,035,170
		10,818,035
HIGH YIELD 3.9%
BlackRock Corporate High Yield Fund	247,600	1,609,400
BlackRock Corporate High Yield Fund VI	262,100	2,838,543
Evergreen Income Advantage Fund	143,008	1,507,304
Neuberger Berman Income Opportunity Fund	124,600	1,295,854
Pioneer High Income Trust	169,700	2,231,555
Western Asset High Income Fund II	280,174	2,574,799
Western Asset High Income Opportunities Fund	228,100	1,291,046
Western Asset Managed High Income Fund	562,287	3,081,333
		16,429,834
LIMITED DURATION 1.3%
BlackRock Limited Duration Income Trust	113,632	1,681,754
Eaton Vance Limited Duration Income Fund	267,665	3,771,400
		5,453,154
MASTER LIMITED PARTNERSHIP 2.6%
Cushing MLP Total Return Fund	74,000	1,239,500
Energy Income and Growth Fund	132,100	2,900,916
Fiduciary/Claymore MLP Opportunity Fund	164,661	3,451,294
MLP & Strategic Equity Fund	232,803	3,238,290
		10,830,000
PREFERRED 2.0%
BlackRock Preferred and Equity Advantage Trust	472,818	7,461,068
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	35,000	519,400
John Hancock Preferred Income Fund	5,000	94,200

	Number of Shares	Value
John Hancock Preferred Income Fund II	25,000	$475,000
		8,549,668
REAL ESTATE 8.2%
DWS RREEF Real Estate Fund	232,547	3,946,322
DWS RREEF Real Estate Fund II	427,900	5,305,960
ING Clarion Global Real Estate Income Fund	672,113	9,496,957
ING Clarion Real Estate Income Fund	109,500	1,241,730
LMP Real Estate Income Fund	206,515	3,033,705
Neuberger Berman Real Estate Securities Income Fund	671,329	6,961,682
Nuveen Real Estate Income Fund	272,705	4,251,471
		34,237,827
SENIOR LOAN 0.9%
Eaton Vance Senior Floating-Rate Trust	34,700	478,860
Highland Credit Strategies Fund	251,833	3,278,866
		3,757,726
TAX ADVANTAGED DIVIDEND 16.3%
Eaton Vance Tax-Advantaged Dividend Income Fund	469,000	10,923,010
Eaton Vance Tax-Advantaged Global Dividend Income Fund	442,000	9,883,120
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,018,017	15,708,002
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	573,062	8,991,343
Gabelli Dividend & Income Trust	582,808	10,368,154
John Hancock Tax-Advantaged Dividend Income Fund	732,000	11,221,560
Nuveen Tax-Advantaged Total Return Strategy Fund	70,500	1,264,770
		68,359,959
TOTAL RETURN 15.1%
BlackRock Capital and Income Strategies Fund	203,200	3,669,792
Calamos Global Total Return Fund	10,000	164,500
Calamos Strategic Total Return Fund	1,327,300	16,073,603
Clough Global Allocation Fund	109,600	2,071,440
Clough Global Equity Fund	178,900	3,220,200
Clough Global Opportunities Fund	692,000	11,293,440

		Number of Shares	Value
Liberty All-Star Equity Fund		487,086	$3,112,480
Liberty All-Star Growth Fund		175,000	827,750
LMP Capital and Income Fund		556,259	8,950,207
Nuveen Diversified Dividend and Income Fund		340,897	4,404,389
Nuveen Global Value Opportunities Fund		130,100	2,357,412
SunAmerica Focused Alpha Growth Fund		471,500	7,265,815
			63,411,028
TOTAL CLOSED-END FUNDS (Identified cost—$486,431,613)			394,951,238

		Principal Amount
COMMERCIAL PAPER 5.8%
General Electric Capital Co., 1.30%, due 4/1/08		$10,000,000	10,000,000
San Paolo US Financial, 1.30%, due 4/1/08		14,391,000	14,391,000
TOTAL COMMERCIAL PAPER (Identified cost—$24,391,000)			24,391,000

TOTAL INVESTMENTS (Identified cost—$510,822,613)	99.9%		419,342,238

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1%		496,111

NET ASSETS (Equivalent to $15.45 per share based on 27,177,653 shares of common stock outstanding)	100.0%		$419,838,349

Note: Percentages indicated are based on the net assets of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$419,342,238	$394,951,238	$24,391,000	$—

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	1,532,201
Gross unrealized depreciation	(93,012,576)
Net unrealized depreciation	(91,480,375)

Cost for federal income tax purposes	510,822,613

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2008